Balances and transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Receivables	$ 17,204	$ 19,283
Payables	7,187	9,072
Revenues	29,819	23,896
Expense	58,880	47,412
Short - term [Member]
Disclosure of transactions between related parties [line items]
Receivables	17,204	19,283
Payables	$ 7,187	$ 9,072
SP SYN Participacoes S.A. [Member]
Disclosure of transactions between related parties [line items]
Country	Brazil	Brazil
Receivables	$ 13,853	$ 12,993
Payables
Revenues	860	796
Expense
OceanAir Linhas Aereas, S.A. [Member]
Disclosure of transactions between related parties [line items]
Country	Brazil	Brazil
Receivables	$ 1,725	$ 3,395
Payables	4,264	2,623
Revenues	28,906	22,164
Expense	$ 33,888	$ 19,656
Aerovias Beta Corp. [Member]
Disclosure of transactions between related parties [line items]
Country	Panama	Panama
Receivables	$ 977	$ 977
Payables
Revenues
Expense
Aeromantenimiento, S.A. [Member]
Disclosure of transactions between related parties [line items]
Country	El Salvador	El Salvador
Receivables	$ 17	$ 56
Payables		2,561
Revenues		13
Expense	$ 622	$ 9,196
Transportadora del Meta S.A.S. [Member]
Disclosure of transactions between related parties [line items]
Country	Colombia	Colombia
Receivables		$ 17
Payables	222	1,039
Revenues	18	2
Expense	$ 3,444	$ 5,040
Empresariales S.A.S. [Member]
Disclosure of transactions between related parties [line items]
Country	Colombia	Colombia
Receivables		$ 9
Payables	467	1,104
Revenues	3	4
Expense	$ 10,107	10,036
Corp Hotelera Internac., S.A. Hotelera Los Pozos, S.A. [Member]
Disclosure of transactions between related parties [line items]
Country	El Salvador
Receivables
Payables	83
Revenues
Expense	432
Other [Member]
Disclosure of transactions between related parties [line items]
Receivables	112	1,836
Payables	253	1,745
Revenues	23	917
Expense	$ 846	$ 3,484
Global Operadora Hotelera S.A.S [Member]
Disclosure of transactions between related parties [line items]
Country	Colombia
Receivables	$ 8
Payables	636
Revenues	9
Expense	$ 5,340
Synergy Aerospace Corp.[Member]
Disclosure of transactions between related parties [line items]
Country	Panama
Receivables	$ 512
Payables	253
Revenues	12
Expense	$ 846